PERSONNEL EXPENSES (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
PERSONNEL EXPENSES
Salaries and related benefits		Rp 7,945	Rp 8,077	Rp 7,821
Vacation pay, incentives and other benefits		3,538	3,292	3,339
Employee benefit cost		1,176	1,600	2,080
LSA expense (Note 31)		290	161	255
Others		63	48	34
Total	$ 937	13,012	13,178	13,529
Obligation under the Labor Law
PERSONNEL EXPENSES
Employee benefit cost		136	113	62
Post-employment health care benefit cost
PERSONNEL EXPENSES
Employee benefit cost		167	335	276
Other post-employment benefit cost
PERSONNEL EXPENSES
Employee benefit cost		33	32	42
Pension benefit cost
PERSONNEL EXPENSES
Employee benefit cost		Rp 840	Rp 1,120	Rp 1,700